Fair Value Measurements (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Deferred compensation investment	$ 10,200,000	$ 8,500,000
Deferred compensation liabilities	12,300,000	13,400,000
Derivative Liabilities	52,000,000	200,000
Liabilities, Fair Value Disclosure	64,300,000	13,600,000
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Deferred compensation investment	10,200,000	8,500,000
Deferred compensation liabilities	0	0
Derivative Liabilities	0	0
Liabilities, Fair Value Disclosure	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Debt Instrument, Fair Value Disclosure	3,670,600,000	1,450,600,000
Deferred compensation investment	0	0
Deferred compensation liabilities	12,300,000	13,400,000
Derivative Liabilities	52,000,000	200,000
Liabilities, Fair Value Disclosure	64,300,000	13,600,000
Senior Notes [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Debt Instrument, Fair Value Disclosure	2,768,200,000	1,450,600,000
Term Loan [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Debt Instrument, Fair Value Disclosure	872,900,000	0
TEUs [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Debt Instrument, Fair Value Disclosure	$ 29,500,000	$ 0